Basis of preparation (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Basis of Preparation
Minimum undiscounted forecast period for assessing future taxable profits	5 years
Threshold forecast period of recovery of tax losses	5 years
Portion of property, plant and equipment in total assets (as a percent)	23.30%	19.20%
Minimum compound annual growth rate in adjusted EBITDA for five years forecast (in years)	6 years
Maximum compound annual growth rate in adjusted EBITDA for five years forecast (in years)	10 years
Net foreign exchange gain (loss)	€ (146)	€ (2,277)	€ 476
Net foreign exchange loss	269	305	187
Operating profit
Basis of Preparation
Net foreign exchange loss		1
Net foreign exchange gain	24		65
Non-operating income and expense
Basis of Preparation
Net foreign exchange loss		0
Net foreign exchange gain	37		80
Investment and financing income
Basis of Preparation
Net foreign exchange loss	205	190
Net foreign exchange gain			322
Income tax expense
Basis of Preparation
Net foreign exchange loss	2	7
Net foreign exchange gain			€ 9
Loss for the financial year from discontinued operations
Basis of Preparation
Net foreign exchange loss	€ 0	€ 2,079
Land | Minimum
Basis of Preparation
Maximum Lease Term For Land And Buildings	5 years
Buildings | Maximum
Basis of Preparation
Maximum Lease Term For Land And Buildings	10 years